Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Concentration of Risk by Risk Factor
For the six months ended June 30, 2021 and 2020, the following customers represented greater than 10% of the Company’s service revenue:

	Service revenue percentage
	Six months ended June 30,
Customer	2021	2020
A	28%	32%
B	12%	14%
As of June 30, 2021 and December 31, 2020, the following customers represented greater than 10% of the Company’s accounts receivable:

	Accounts receivable percentage
Customer	June 30, 2021	December 31, 2020
A	14%	22%
B	16%	16%

For the years ended December 31, 2020 and 2019, the following customers represented greater than 10% of the Company’s service revenue or accounts receivable:

	Service revenue percentage
Customer	Year ended December 31, 2020	Year ended December 31, 2019
A	32%	35%
B	12%	11%
C	Less than 10%	Less than 10%

	Accounts receivable percentage
Customer	Year ended December 31, 2020	Year ended December 31, 2019
A	22%	15%
B	16%	12%
C	Less than 10%	10%

Summary of Amortization of Debt Financing Fees	As of December 31, 2020, amortization of debt financing fees for the next five fiscal years is expected to be as follows:

(in thousands)
2021	$457
2022	457
2023	457
2024	343
2025	—

Total	$1,714

Summary of Restatement of Financial Statements
The impact of these adjustments on the respective line items within the Company’s Consolidated Statement of Cash Flows for the year ended December 31, 2020 and 2019 is as follows:

	Year ended December 31, 2020			Year ended December 31, 2019
(in thousands)	Previously Reported	Adjustments	As Revised	Previously Reported	Adjustments	As Revised
Cash flows from operating activities:
Adjustments to reconcile net income to net cash provided by operating activities:
Unrealized foreign exchange losses (gains) for forward contracts	$—	$84	$84	$—	$(1,069)	$(1,069)
Changes in operating assets and liabilities:
Other receivables, prepaid expenses, and other current assets	(3,684)	(84)	(3,768)	(4,771)	1,069	(3,702)
Accounts payable and accrued liabilities	5,468	8,067	13,535	(645)	(1,415)	2,060

Net cash provided by operating activities	50,806	8,067	58,873	45,204	(1,415)	43,789

Cash flows from investing activities:
Purchase of property and equipment	(20,816)	(8,067)	(28,883)	(21,460)	1,415	(20,045)

Net cash used in investing activities	$(20,816)	$(8,067)	$(28,883)	$(21,460)	$1,415	$(20,045)